Other expenses	12 Months Ended
Dec. 31, 2011
Other expenses
Other expenses

21           Other expenses

The income statement line “Other operating expenses” totaled US$2,810 for the year ended December 31, 2011, (US$2,205 in 2010 and US$1,522 in 2009). It includes pre operational expenses US$439 (US$360 in 2010 and US$0 in 2009), loss of materials US$49 (US$108 in 2010 and US$9 in 2009) and idle capacity and stoppage operations expenses US$854 (US$757 in 2010 and US$880 in 2009).